UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21333
Nuveen Multi-Strategy Income and Growth Fund 2
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Multi-Strategy Income and Growth Fund 2 (JQC)
September 30, 2008

Shares	Description (1)	Value

	Common Stocks – 44.2% (26.6% of Total Investments)

	Aerospace & Defense – 0.7%

15,880	Boeing Company	$910,718
3,650	Esterline Technologies Corporation, (2)	144,504
15,930	Finmeccanica S.p.A.	345,324
14,452	Lockheed Martin Corporation	1,584,951
14,250	Orbital Sciences Corporation, (2)	341,573
76,000	Thales S.A.	3,835,316

	Total Aerospace & Defense	7,162,386

	Air Freight & Logistics – 0.1%

13,450	FedEx Corporation	1,063,088

	Airlines – 0.0%

26,900	Lufthansa AG	525,850

	Auto Components – 0.3%

51,080	Aisin Seiki Company Limited	1,250,954
29,890	Magna International Inc., Class A	1,530,069

	Total Auto Components	2,781,023

	Automobiles – 0.5%

30,460	Daimler-Chrysler AG	1,538,230
42,760	Honda Motor Company Limited	1,287,504
1,416	S.A. D’Ieteren N.V.	320,041
21,590	Toyota Motor Corporation	1,852,422
51,980	Yamaha Motor Company Limited	709,948

	Total Automobiles	5,708,145

	Beverages – 1.3%

3,510	Boston Beer Company, (2)	166,690
122,880	Coca Cola Amatil Limited	820,441
27,560	Coca-Cola Company	1,457,373
60,190	Coca-Cola Enterprises Inc.	1,009,386
23,600	Diageo PLC, Sponsored ADR	1,625,096
59,450	Fomento Economico Mexicano S.A.	2,267,423
82,600	Heineken N.V.	3,318,647
27,930	Molson Coors Brewing Company, Class B	1,305,728
20,872	Pepsi Bottling Group, Inc.	608,836
23,820	PepsiCo, Inc.	1,697,651
10,340	SABMiller PLC	201,885

	Total Beverages	14,479,156

	Biotechnology – 1.0%

13,950	Alnylam Pharmaceuticals, Inc., (2)	403,853
99,100	Amgen Inc., (2), (13)	5,873,657
20,820	Cephalon, Inc., (2)	1,613,342
8,730	Genentech, Inc., (2)	774,176
21,440	Genzyme Corporation, (2)	1,734,282
17,240	Novo-Nordisk A/S	882,688

	Total Biotechnology	11,281,998

	Capital Markets – 1.3%

35,093	Bank of New York Company, Inc.	1,143,330
12,394	Calamos Asset Management, Inc. Class A	222,100
31,980	Credit Suisse Group	1,543,994
15,380	Credit Suisse Group, (2)	718,276
202,750	Daiwa Securities Group Inc.	1,476,777
8,220	Franklin Resources, Inc.	724,429
47,820	Invesco LTD	1,003,264
62,770	JPMorgan Chase & Co.	2,931,359
18,340	Legg Mason, Inc.	698,020
80,453	Man Group PLC	491,638
4,910	Stifel Financial Corporation, (2)	245,009
23,580	TD Ameritrade Holding Corporation, (2)	381,996
158,760	UBS AG, (2), (13)	2,784,650

	Total Capital Markets	14,364,842

	Chemicals – 1.1%

8,730	Air Products & Chemicals Inc.	597,918
11,520	Bayer AG	843,692
4,100	CF Industries Holdings, Inc.	374,986
14,430	Eastman Chemical Company	794,516
6,180	Lubrizol Corporation	266,605
259,580	Mitusi Chemicals	1,144,374
29,110	Mosaic Company	1,980,062
169,260	Nissan Chemical Industries Limited	1,554,234
20,810	Potash Corporation of Saskatchewan	2,697,821
31,570	Shin-Etsu Chemical Company Limited	1,501,175
5,640	Terra Industries, Inc.	165,816
4,280	Wacker Chemie AG	611,048

	Total Chemicals	12,532,247

	Commercial Banks – 1.9%

91,410	Allinaz S.E.	1,253,231
47,360	Banco Santander Central S.A.	711,347
64,530	Barclays PLC	383,401
26,900	BB&T Corporation	1,016,820
32,210	BNP Paribas S.A.	3,074,686
11,180	Community Bank System Inc.	281,177
39,870	Credit Agricole S.A.	767,890
240,540	DnB NOR ASA	1,866,059
140,020	Hang Seng Bank, (2)	2,646,954
67,220	IntesaSanpaolo S.p.A.	369,682
6,500	KB Financial Group Inc., (2)	296,985
98,490	KeyCorp.	1,175,971
26,570	Lloyds TSB Group PLC, Sponsored ADR	444,516
3,330	National Bank of Greece S.A.	134,947
35,012	National Bank of Greece S.A.	288,849
489,840	Nishi-Nippon City Bank Limited	1,223,131
13,750	Nordic Baltic Holdings FDR	164,160
6,570	Northern Trust Corporation	474,354
18,010	PNC Financial Services Group, Inc.	1,345,347
5,203	Prosperity Bancshares, Inc.	176,850
57,640	Standard Chartered PLC	1,418,263
5,350	SVB Financial Group, (2)	309,872
6,190	UMB Financial Corporation	325,099
68,860	United Overseas Bank Limited	823,209

	Total Commercial Banks	20,972,800

	Commercial Services & Supplies – 1.2%

592,000	Allied Waste Industries, Inc., (2), (13)	6,577,120
67,590	Corrections Corporation of America, (2)	1,679,612
4,640	Dun and Bradstreet Inc.	437,830
33,070	Randstad Holding N.V.	869,561
435,000	Toppan Printing Company Limited	3,392,458

	Total Commercial Services & Supplies	12,956,581

	Communications Equipment – 0.4%

5,160	Comtech Telecom Corporation, (2)	254,078
29,190	Nokia Oyj, Sponsored ADR	544,394
83,560	QUALCOMM Inc.	3,590,573

	Total Communications Equipment	4,389,045

	Computers & Peripherals – 0.8%

25,350	Apple, Inc., (2)	2,881,281
54,740	Hewlett-Packard Company	2,531,178
27,930	International Business Machines Corporation (IBM)	3,266,693
9,530	NCR Corporation, (2)	210,137

	Total Computers & Peripherals	8,889,289

	Construction & Engineering – 0.6%

278,030	AMEC PLC	3,189,113
20,040	Fluor Corporation	1,116,228
157,300	JGC Corporation	2,523,620
5,770	Perini Corporation, (2)	148,808

	Total Construction & Engineering	6,977,769

	Consumer Finance – 0.4%

24,740	Capitalsource Inc.	304,302
9,010	MasterCard, Inc.	1,597,743
25,780	Visa Inc.	1,582,634
14,610	Western Union Company	360,429

	Total Consumer Finance	3,845,108

	Containers & Packaging – 0.1%

21,260	Owens-Illinois, Inc., (2)	625,044
17,780	Packaging Corp. of America	412,140

	Total Containers & Packaging	1,037,184

	Distributors – 0.1%

70,430	Jardine Cycle & Carriage Limited	774,724
27,510	Unilever PLC	748,020

	Total Distributors	1,522,744

	Diversified Consumer Services – 0.2%

25,480	Apollo Group, Inc., (2)	1,510,964
6,960	ITT Educational Services, Inc., (2)	563,134

	Total Diversified Consumer Services	2,074,098

	Diversified Financial Services – 0.6%

34,370	Citigroup Inc.	704,929
26,870	Deutsche Boerse AG	2,458,885
12,760	Eaton Vance Corporation	449,535
106,980	ING Groep N.V., Ordinary Shares	2,293,413
24,430	ING Groep N.V., Sponsored ADR	522,802
2,660	Orix Corporation	333,053

	Total Diversified Financial Services	6,762,617

	Diversified Telecommunication Services – 2.5%

44,840	AT&T Inc.	1,251,933
8,440	Cbeyond Inc., (2)	121,452
23,910	Embarq Corporation	969,551
24,420	France Telecom S.A.	684,004
66,300	KT Corporation, Sponsored ADR, (13)	1,113,177
523,600	Nippon Telegraph and Telephone Corporation, (13)	11,786,236
680	Nippon Telegraph and Telephone Corporation, DD1	3,035,142
295,000	Sprint Nextel Corporation, (2), (13)	1,799,500
3,270,000	Telecom Italia S.p.A.	3,706,698
30,860	Telefonica SA	2,206,181
38,670	Telefonos de Mexico SA, Series L	995,753

	Total Diversified Telecommunication Services	27,669,627

	Electric Utilities – 2.1%

53,800	Ameren Corporation, (13)	2,099,814
6,840	Black Hills Corporation	212,519
292,500	Centrais Electricas Brasileiras S.A., ADR Pref., (2)	3,636,243
48,440	E.ON A.G., Sponsored ADR, (2)	2,442,684
39,780	Edison International	1,587,222
10,320	El Paso Electric Company, (2)	216,720
9,710	Exelon Corporation	608,040
15,240	FPL Group, Inc.	766,572
146,000	IdaCorp, Inc., (13)	4,247,140
382,100	Korea Electric Power Corporation, Sponsored ADR	4,734,219
211,100	PNM Resources Inc.	2,161,664
17,390	Progress Energy, Inc.	750,031

	Total Electric Utilities	23,462,868

	Electrical Equipment – 0.7%

111,000	ABB Limited, (2)	2,151,004
45,384	Emerson Electric Company	1,851,213
1,370	First Solar Inc., (2)	258,807
8,710	GrafTech International Ltd., (2)	131,608
132,760	Hitachi Limited	896,260
22,360	Nidec Corporation	1,375,559
23,860	Nikon Corporation	572,378
42,290	Prysmian SPA, (2)	831,879

	Total Electrical Equipment	8,068,708

	Electronic Equipment & Instruments – 0.6%

7,730	Dolby Laboratories, Inc., (2)	272,019
6,164	Itron Inc., (2)	545,699
8,610	Mettler-Toledo International Inc., (2)	843,780
6,228	Multi Fineline Electronix, Inc., (2)	92,112
5,620	SunPower Corporation, (2)	398,627
67,000	Tech Data Corporation, (2), (13)	1,999,950
3,991	Teledyne Technologies Inc., (2)	228,126
38,520	Thermo Fisher Scientific, Inc., (2)	2,118,600

	Total Electronic Equipment & Instruments	6,498,913

	Energy Equipment & Services – 1.2%

328,000	BJ Services Company, (13)	6,274,640
4,640	Cabot Oil & Gas Corporation	167,690
32,550	Cooper Cameron Corporation, (2)	1,254,477
2,300	Dawson Geophysical Company, (2)	107,387
11,210	Dresser Rand Group, Inc., (2)	352,779
27,100	FMC Technologies Inc., (2)	1,261,505
12,990	Matrix Service Company, (2)	248,109
5,560	National-Oilwell Varco Inc., (2)	279,279
7,340	Noble Corporation	322,226
27,790	Patterson-UTI Energy, Inc.	556,356
20,900	Pride International Inc., (2)	618,849
12,740	Superior Well Services, Inc., (2)	322,449
14,300	Technip S.A.	803,534
6,350	Transocean Inc., (2)	697,484

	Total Energy Equipment & Services	13,266,764

	Food & Staples Retailing – 0.7%

22,910	Casino Guichard-Perrachon S.A.	2,044,245
11,960	Costco Wholesale Corporation	776,563
105,710	Koninklijke Ahold NV, (2)	1,221,133
45,070	Kroger Co.	1,238,524
4,090	Nash Finch Company	176,361
44,760	Safeway Inc.	1,061,707
8,350	Wal-Mart Stores, Inc.	500,082
75,290	William Morrison Supermarkets PLC	350,129

	Total Food & Staples Retailing	7,368,744

	Food Products – 2.2%

31,560	Dean Foods Company, (2)	737,242
7,380	Diamond Foods Inc.	206,861
13,020	Flowers Foods Inc.	382,267
13,450	General Mills, Inc.	924,284
39,240	H.J. Heinz Company	1,960,823
245,120	Jeronimo Martins SGPS	2,090,500
11,120	Monsanto Company	1,100,658
377,700	Smithfield Foods, Inc., (2), (13)	5,997,876
679,300	Tyson Foods, Inc., Class A, (13)	8,110,842
88,140	Unilever PLC	2,398,289

	Total Food Products	23,909,642

	Gas Utilities – 0.2%

18,000	E.ON AG	906,064
3,373	Energen Corporation	152,729
8,500	Questar Corporation	347,820
19,510	Spectra Energy Corporation	464,338

	Total Gas Utilities	1,870,951

	Health Care Equipment & Supplies – 0.7%

2,630	Analogic Corporation	130,869
34,300	Baxter International Inc.	2,251,109
3,760	Conmed Corporation, (2)	120,320
40,220	Fresenius SE	2,082,045
1,990	Masimo Corporation, (2)	74,028
152,300	Paramount Bed Company Limited	2,036,479
31,760	Saint Jude Medical Inc., (2)	1,381,242

	Total Health Care Equipment & Supplies	8,076,092

	Health Care Providers & Services – 0.6%

38,698	Express Scripts, Inc., (2)	2,856,686
103,000	Health Net Inc., (2), (13)	2,430,800
23,910	Omnicare, Inc.	687,891
9,820	PharMerica Corporation, (2)	220,852

	Total Health Care Providers & Services	6,196,229

	Hotels, Restaurants & Leisure – 0.3%

22,420	Burger King Holdings Inc.	550,635
28,580	McDonald’s Corporation	1,763,386
13,420	Pinnacle Entertainment Inc., (2)	101,455
22,420	Starbucks Corporation, (2)	333,385
3,160	WMS Industries Inc., (2)	96,601

	Total Hotels, Restaurants & Leisure	2,845,462

	Household Durables – 0.4%

17,620	Desarrolladora Homex SAB de C.V., Sponsored ADR, (2)	779,156
50,460	Jarden Corporation, (2)	1,183,287
110,050	Matsushita Electric Industrial Co., Ltd	1,897,208
10,050	MDC Holdings Inc.	367,730

	Total Household Durables	4,227,381

	Household Products – 0.2%

35,530	Colgate-Palmolive Company	2,677,186

	Independent Power Producers & Energy Traders – 0.1%

51,010	NRG Energy Inc., (2)	1,262,498

	Industrial Conglomerates – 0.5%

25,020	East Asiatic Co LTD	1,051,323
53,060	General Electric Company	1,353,030
192,910	Keppel Corporation	1,065,983
30,200	Mitsubishi Corporation	629,976
5,180	Siemens AG, Sponsored ADR	486,350
5,800	Teleflex Inc.	368,242
21,610	Walter Industries Inc.	1,025,395

	Total Industrial Conglomerates	5,980,299

	Insurance – 1.1%

15,690	Ace Limited	849,300
32,448	AFLAC Incorporated	1,906,320
11,950	Amtrust Financial Services, Inc.	162,401
10,440	Arch Capital Group Limited, (2)	762,433
4,640	Aspen Insurance Holdings Limited	127,600
35,430	Assurant Inc.	1,948,650
13,960	AXA	456,972
15,720	Axis Capital Holdings Limited	498,481
1,430	Fairfax Financial Holdings Limited	469,755
14,440	HCC Insurance Holdings Inc.	389,880
378,120	Mapfre S.A.	1,652,915
23,370	Prudential Corporation PLC	213,087
5,740	Sun Life Financial Inc.	203,024
15,960	Travelers Companies, Inc.	721,392
30,920	WR Berkley Corporation	728,166
1,580	Zurich Financial Services AG	437,534

	Total Insurance	11,527,910

	Internet Software & Services – 0.3%

90,000	eBay Inc., (2), (13)	2,014,200
22,740	Sohu.com Inc., (2)	1,267,755
13,520	Switch & Data Facilities Company, Inc., (2)	168,324
3,940	Vocus, Inc., (2)	133,802

	Total Internet Software & Services	3,584,081

	IT Services – 0.2%

40,500	Accenture Limited	1,539,000
15,250	CGI Group Inc., (2)	134,810
16,220	TNS Inc., (2)	314,181

	Total IT Services	1,987,991

	Leisure Equipment & Products – 0.1%

19,430	Hasbro, Inc.	674,610
12,780	Marvel Entertainment Inc., (2)	436,309

	Total Leisure Equipment & Products	1,110,919

	Life Sciences Tools & Services – 0.1%

810	Bio-Rad Laboratories Inc., (2)	80,287
3,100	Dionex Corporation, (2)	197,005
24,420	Illumina Inc., (2)	989,743

	Total Life Sciences Tools & Services	1,267,035

	Machinery – 0.6%

66,020	ABB Limited	1,280,788
26,360	AGCO Corporation, (2)	1,123,200
5,870	Badger Meter Inc.	275,597
7,730	Cummins Inc.	337,956
6,570	Eaton Corporation	369,103
13,210	Flowserve Corporation	1,172,652
7,882	Harsco Corporation	293,132
14,670	MAN AG	987,679
6,497	Parker Hannifin Corporation	344,341
7,900	Robbins & Myers, Inc.	244,347

	Total Machinery	6,428,795

	Marine – 0.2%

227,770	Kawasaki Kisen Kaisha Limited	1,409,135
100,370	Nippon Yusen Kabushki Kaisha	654,273
56,500	Stolt-Nielsen S.A.	670,475

	Total Marine	2,733,883

	Media – 0.7%

52,730	Cablevision Systems Corporation	1,326,687
6,420	Central European Media Enterprises Limited, (2)	419,868
66,700	DIRECTV Group, Inc., (2)	1,745,539
31,490	Regal Entertainment Group, Class A	496,912
61,400	Scholastic Corporation	1,576,752
20,430	Shaw Communication Inc.	413,495
8,940	Thomson Corporation, (2)	243,794
30,120	Walt Disney Company	924,383

	Total Media	7,147,430

	Metals & Mining – 4.4%

278,000	AngloGold Ashanti Limited, Sponsored ADR, (13)	6,421,800
276,900	Apex Silver Mines Limited, (2)	476,268
281,300	Barrick Gold Corporation, (13)	10,334,962
14,730	BHP Billiton PLC	333,696
11,550	BHP Billiton PLC	530,261
75,690	BHP Billiton PLC	1,958,147
5,760	Cleveland-Cliffs Inc.	304,934
3,940	Compass Minerals International, Inc.	206,417
110,220	Cookson Group	927,982
319,100	Crystallex International Corporation, (2)	258,471
27,840	Freeport-McMoRan Copper & Gold, Inc.	1,582,704
286,100	Gold Fields Limited Sponsored ADR, (13)	2,743,699
180,000	Ivanhoe Mines Ltd., (2), (13)	1,090,800
2,595,500	Lihir Gold Limited, (2)	5,272,701
600,000	Minara Resources Limited	781,871
545,490	Mitsubishi Materials	1,713,391
253,600	Newmont Mining Corporation, (13)	9,829,536
265,900	NovaGold Resources Inc., (2)	1,731,009
4,050	Rio Tinto PLC, Sponsored ADR	1,010,475
2,380	United States Steel Corporation	184,712
29,330	Xstrata PLC	914,058

	Total Metals & Mining	48,607,894

	Multiline Retail – 0.5%

40,070	Big Lots, Inc., (2)	1,115,148
10,320	Dollar Tree Stores Inc., (2)	375,235
47,850	Family Dollar Stores, Inc.	1,134,045
100,830	Next PLC	1,859,128
19,430	Target Corporation	953,042

	Total Multiline Retail	5,436,598

	Oil, Gas & Consumable Fuels – 4.0%

2,280	Alpha Natural Resources Inc., (2)	117,260
46,600	Arch Coal Inc., (13)	1,532,674
61,590	BG Group PLC	1,116,999
162,860	BP Amoco PLC, Sponsored ADR, (13)	8,170,686
119,500	Cameco Corporation, (13)	2,666,045
30,870	Chesapeake Energy Corporation	1,106,998
49,420	Chevron Corporation, (13)	4,076,162
3,323	Comstock Resources Inc., (2)	166,316
38,510	Continental Resources Inc., (2)	1,510,747
3,740	Devon Energy Corporation	341,088
37,460	Eni S.p.A., Sponsored ADR	1,983,507
19,580	Hess Corporation	1,607,126
5,890	McMoran Exploration Corporation, (2)	139,240
12,190	Murphy Oil Corporation	781,867
86,500	Nexen Inc., (13)	2,009,395
25,410	Occidental Petroleum Corporation	1,790,135
31,880	Petrohawk Energy Corporation, (2)	689,564
22,360	Petroleo Brasileiras S.A.	982,722
45,430	Repsol YPF S.A.	1,347,454
116,000	Royal Dutch Shell PLC, Class B, Sponsored ADR, (13)	6,622,440
12,840	SandRidge Energy Inc., (2)	251,664
91,420	Singapore Petroleum	297,079
59,543	StatoilHydro ASA, Sponsored ADR	1,417,123

24,720	Total S.A., Sponsored ADR	1,500,010

9,890	Total S.A.	600,817

1,400	Whiting Petroleum Corporation, (2)	99,764
24,020	Woodside Petroleum Limited	969,228

	Total Oil, Gas & Consumable Fuels	43,894,110

	Paper & Forest Products – 0.1%

170,300	AbitibiBowater Inc., (2), (13)	659,061
7,030	Buckeye Technologies Inc., (2)	57,576
8,270	Potlatch Corporation	383,645
89,812	Sonae Industria-SPGS S.A.	283,227

	Total Paper & Forest Products	1,383,509

	Personal Products – 0.0%

7,340	Herbalife, Limited	290,077

	Pharmaceuticals – 1.9%

22,120	Astellas Pharma Inc.	929,465
104,800	AstraZeneca Group, Sponsored ADR, (13)	4,598,624
43,340	Bristol-Myers Squibb Company	903,639
10,470	Daiichi Sankyo Company Limited	269,775
24,380	Eli Lilly and Company	1,073,451
8,320	GlaxoSmithKline PLC, Sponsored ADR	361,587
26,040	H. Lundbeck A/S	495,079
19,430	Johnson & Johnson	1,346,110
17,470	Merck & Co. Inc.	551,353
38,210	Novartis AG, (2)	2,011,739
3,650	Novo Nordisk A/S	189,224
271,700	Patheon Inc., (2)	893,540
16,320	Perrigo Company	627,667
57,540	Pfizer Inc.	1,061,038
85,530	Sanofi-Aventis, Sponsored ADR	2,811,371
44,830	Shionogi & Company Limited	908,004
52,035	Warner Chilcott Limited, (2)	786,769
19,430	Wyeth	717,744

	Total Pharmaceuticals	20,536,179

	Real Estate – 0.5%

2,870	American Public Education Inc., (2)	138,564
2,710	Essex Property Trust Inc.	320,674
14,150	Kimco Realty Corporation	522,701
9,080	Lexington Corporate Properties Trust	156,358
31,510	Plum Creek Timber Company	1,571,089
22,890	Rayonier Inc.	1,083,842
11,697	Tanger Factory Outlet Centers	512,212
12,804	Taubman Centers Inc.	640,200

	Total Real Estate	4,945,640

	Road & Rail – 0.5%

28,580	CSX Corporation	1,559,611
19,330	Kansas City Southern Industries, (2)	857,479
8,890	Landstar System	391,693
7,040	Norfolk Southern Corporation	466,118
282,270	Stagocoach Group PLC	1,282,775
12,700	Union Pacific Corporation	903,732

	Total Road & Rail	5,461,408

	Semiconductors & Equipment – 0.4%

63,170	Broadcom Corporation, Class A, (2)	1,176,857
30,650	Intel Corporation	574,075
86,530	Marvell Technology Group Ltd., (2)	804,729
12,410	Monolithic Power Systems, Inc., (2)	215,562
18,150	ON Semiconductor Corporation, (2)	122,694
10,480	Semtech Corporation, (2)	146,301
106,681	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	999,601

	Total Semiconductors & Equipment	4,039,819

	Software – 1.2%

47,640	Adobe Systems Incorporated, (2)	1,880,351
7,670	Ansys Inc., (2)	290,463
51,840	Autodesk, Inc., (2)	1,739,232
6,710	Blackboard, Inc., (2)	270,346
42,590	CA Inc.	850,096
18,440	CommVault Systems, Inc., (2)	222,202
11,600	Electronic Arts Inc. (EA), (2)	429,084
65,000	Microsoft Corporation, (13)	1,734,850
5,020	Nintendo Co., Ltd., (2)	2,129,352
34,310	Salesforce.com, Inc., (2)	1,660,604
3,650	SPSS Inc., (2)	107,164
69,080	Symantec Corporation, (2)	1,352,586
15,190	Wind River Systems Inc., (2)	151,900

	Total Software	12,818,230

	Specialty Retail – 0.3%

7,340	Aeropostale, Inc., (2)	235,687
3,215	Hennes & Mauritz AB	131,641
40,130	Lowe’s Companies, Inc.	950,680
11,290	NetFlix.com Inc., (2)	348,635
28,990	RadioShack Corporation	500,947
20,640	TJX Companies, Inc.	629,933

	Total Specialty Retail	2,797,523

	Textiles, Apparel & Luxury Goods – 0.2%

2,390	Deckers Outdoor Corporation, (2)	248,751
32,628	Guess Inc.	1,135,128
72,100	Liz Claiborne, Inc.	1,184,603

	Total Textiles, Apparel & Luxury Goods	2,568,482

	Thrifts & Mortgage Finance – 0.3%

195,120	Hudson City Bancorp, Inc.	3,599,964

	Tobacco – 0.4%

12,230	British American Tobacco PLC	758,260
69,360	Philip Morris International	3,336,216
8,120	UST Inc.	540,305

	Total Tobacco	4,634,781

	Transportation Infrastructure – 0.1%

400,320	Macquarie Airports	880,100

	Wireless Telecommunication Services – 0.5%

11,750	Millicom International Cellular S.A., (2)	811,356
20,910	Millicom International Cellular S.A., (2)	1,435,890
1,980	NTT Mobile Communications, DD1	3,169,364

	Total Wireless Telecommunication Services	5,416,610

	Total Common Stocks (cost $593,542,584)	485,806,302

Shares	Description (1)	Coupon	Ratings (3)	Value

	Convertible Preferred Securities – 1.6% (1.0% of Total Investments)

	Capital Markets – 0.0%

15,800	AMG Capital Trust II, Convertible Bond	5.150%	BB	$478,938

	Commercial Banks – 0.2%

14,350	Fifth Third Bancorp, Convertible Bond	8.500%	A-	1,492,257
20,650	Sovereign Capital Trust IV, Convertible Security	4.375%	Baa2	438,813

	Total Commercial Banks			1,931,070

	Communications Equipment – 0.5%

13,050	Lucent Technologies Capital Trust I	7.750%	B2	5,089,500

	Diversified Financial Services – 0.5%

4,100	Bank of America Corporation	7.250%	A1	3,435,800
55,550	Citigroup Inc., Series T	6.500%	A	2,277,550

	Total Diversified Financial Services			5,713,350

	Electric Utilities – 0.1%

17,200	Centerpoint Energy Inc.	2.000%	BBB-	566,052
5,600	CMS Energy Corporation, Convertible Bonds	4.500%	Ba2	366,100

	Total Electric Utilities			932,152

	Food Products – 0.0%

5,900	Bunge Limited, Convertible Bonds	4.875%	BB	510,350

	Household Durables – 0.0%

10,700	Newell Financial Trust I	5.250%	N/R	415,294

	Independent Power Producers & Energy Traders – 0.0%

300	NRG Energy Inc., Convertible Bond	4.000%	B2	353,250

	Metals & Mining – 0.1%

1,100	Freeport McMoran Copper & Gold, Inc.	5.500%	BB	1,459,150

	Oil, Gas & Consumable Fuels – 0.1%

600	El Paso Corporation	4.990%	B	620,400

	Real Estate – 0.1%

12,900	Simon Property Group, Inc., Series I	6.000%	N/R	1,014,970

	Total Convertible Preferred Securities (cost $29,451,306)			18,518,424

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 Par (or similar) Preferred Securities – 46.8% (28.2% of Total Investments)

	Capital Markets – 3.2%

220,674	BNY Capital Trust V, Series F	5.950%	A	$4,011,853
1,211,300	Deutsche Bank Capital Funding Trust II	6.550%	A	17,563,850
23,000	First Union Institutional Capital II (CORTS)	8.200%	A2	252,770
6,000	Goldman Sachs Group Inc., Series 2003-11 (SATURNS)	5.625%	AA-	87,000
5,300	Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%	A1	79,871
14,400	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%	A1	198,288
18,600	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	258,540
7,900	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%	A1	113,365
10,523	JP Morgan Chase & Company	8.625%	A	262,970
221,084	Merrill Lynch Preferred Capital Trust III	7.000%	A3	3,205,718
19,700	Merrill Lynch Preferred Capital Trust IV	7.120%	A3	285,453
215,200	Merrill Lynch Preferred Capital Trust V	7.280%	A3	3,163,440
185,592	Morgan Stanley Capital Trust III	6.250%	A2	2,130,596
88,733	Morgan Stanley Capital Trust IV	6.250%	A2	1,001,796
12,532	Morgan Stanley Capital Trust V	5.750%	A2	135,220
253,300	Morgan Stanley Capital Trust VI	6.600%	A2	2,988,940
11,058	Morgan Stanley Capital Trust VII	6.600%	A2	131,037

	Total Capital Markets			35,870,707

	Commercial Banks – 9.6%

651,200	ABN AMRO Capital Fund Trust V	5.900%	A	5,834,752
110,400	Allianz SE	8.375%	A+	2,224,560
116,700	ASBC Capital I	7.625%	A3	2,099,433
14,913	BAC Capital Trust I	7.000%	Aa3	290,804
520,855	BAC Capital Trust II	7.000%	Aa3	10,260,844
82,500	BAC Capital Trust III	7.000%	Aa3	1,571,625
13,600	BAC Capital Trust IV	5.875%	Aa3	231,472
7,200	BAC Capital Trust V	6.000%	A	129,600
471,054	Banco Santander Finance	6.800%	Aa3	8,007,918
922,028	Banco Santander Finance	6.500%	A+	15,241,123
17,659	Banco Santander Finance	6.410%	A+	300,203
28,800	Banesto Holdings, Series A, 144A	10.500%	A1	745,200
128,137	Bank One Capital Trust VI	7.200%	Aa3	2,594,774
87,301	Barclays Bank PLC	8.125%	Aa3	1,492,847
116,131	Barclays Bank PLC	7.750%	Aa3	1,824,418
267,663	BB&T Capital Trust V	8.950%	A1	6,557,744
28,262	Capital One Capital II Corporation	7.500%	Baa1	332,079
64,067	Citizens Funding Trust I	7.500%	Baa1	480,503
146,500	Cobank Agricultural Credit Bank	7.000%	N/R	6,983,069
48,000	Cobank Agricultural Credit Bank	11.000%	A	2,417,966
365,400	Credit Suisse	7.900%	A	7,454,160
334,100	Fleet Capital Trust VIII	7.200%	Aa3	5,980,390
2,500	Fleet Capital Trust IX	6.000%	Aa3	41,575
52,620	HSBC Finance Corporation	6.875%	AA-	1,053,979
27,169	KeyCorp Capital Trust IX	6.750%	A3	225,503
673,383	National City Capital Trust II	6.625%	Baa1	3,972,960
13,100	National Westminster Bank PLC	7.760%	Aa3	132,310
15,600	ONB Capital Trust II	8.000%	A3	331,500
33,600	PNC Capital Trust	6.125%	A2	619,920
49,348	Regions Financing Trust III	8.875%	BBB+	653,861
38,890	Royal Bank of Scotland Group PLC, Series L	5.750%	A1	330,565
19,800	Royal Bank of Scotland Group PLC, Series M	6.400%	A1	183,348
125,340	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	1,209,531
500	Royal Bank of Scotland Group PLC, Series P	6.250%	A1	4,255
193,600	Royal Bank of Scotland Group PLC	6.600%	Aa3	1,674,640
12,830	SunAmerica (CORTS)	6.700%	A2	104,308
7,100	SunTrust Capital Trust IX	7.875%	A-	124,818
400	USB Capital Trust VI	5.750%	Aa3	7,396
65,700	USB Capital Trust XI	6.600%	A+	1,300,860
66,834	Wachovia Capital Trust IX	6.375%	A2	742,526
159,000	Wachovia Trust IV	6.375%	A2	1,826,910
218,614	Wells Fargo Capital Trust V	7.000%	Aa2	4,809,508
102,882	Wells Fargo Capital Trust VII	5.850%	AA-	1,867,308
85,100	Zions Capital Trust B	8.000%	Baa1	1,680,725

	Total Commercial Banks			105,953,790

	Computers & Peripherals – 0.0%

9,200	IBM Trust IV (CORTS)	7.000%	A+	225,400

	Consumer Finance – 0.0%

12,200	MBNA Corporation, Capital Trust D	8.125%	Aa3	233,752

	Diversified Financial Services – 5.2%

95,400	BAC Capital Trust XII	6.875%	A	1,831,680
161,600	Citigroup Capital Trust VII	7.125%	A1	2,601,760
729,022	Citigroup Capital Trust VIII	6.950%	A1	12,203,828
20,600	Citigroup Capital Trust IX	6.000%	A1	285,928
13,900	Citigroup Capital Trust XI	6.000%	A1	189,040
4,162	Citigroup Capital X	6.100%	A1	55,979
384,921	Citigroup Capital XV	6.500%	A1	5,388,894
64,800	Citigroup Capital XVII	6.350%	A1	881,280
415,900	Citigroup Capital XIX	7.250%	A1	7,174,275
161,100	Citigroup Inc., Series M	8.125%	A	2,658,150
221,100	ING Groep N.V.	7.375%	A1	3,095,400
566,620	ING Groep N.V.	7.200%	A1	7,791,025
722,475	ING Groep N.V.	7.050%	A	9,507,771
10,000	ING Groep N.V.	6.375%	A	115,200
212,600	Merrill Lynch Capital Trust I	6.450%	A+	2,955,140
4,700	Royal Bank of Scotland Group PLC, Series R	6.125%	A1	39,480

	Total Diversified Financial Services			56,774,830

	Diversified Telecommunication Services – 1.7%

590,876	AT&T Inc.	6.375%	A	13,708,323
38,500	BellSouth Capital Funding (CORTS)	7.120%	A	907,156
30,500	BellSouth Corporation (CORTS)	7.000%	A	678,625
25,000	Verizon Communications (CORTS)	7.625%	A	550,000
151,400	Verizon Communications, Series 2004-1 (SATURNS)	6.125%	A	2,640,416

	Total Diversified Telecommunication Services			18,484,520

	Electric Utilities – 0.9%

50,000	American Electric Power	8.750%	BB+	1,240,000
8,200	DTE Energy Trust I	7.800%	Baa3	187,780
22,700	Entergy Louisiana LLC	7.600%	A-	516,198
3,989	Entergy Mississippi Inc.	7.250%	A-	94,938
700	Entergy Mississippi Inc.	6.000%	AAA	14,140
38,850	FPL Group Capital Inc.	6.600%	BBB+	813,519
9,500	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	162,545
7,100	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	130,711
4,300	PPL Capital Funding, Inc.	6.850%	Baa2	90,558
20,000	PPL Energy Supply LLC	7.000%	BBB	460,000
266,300	Xcel Energy Inc.	7.600%	BBB-	6,231,420

	Total Electric Utilities			9,941,809

	Food Products – 0.2%

35,100	Dairy Farmers of America Inc., 144A	7.875%	BBB-	1,869,075

	Insurance – 9.6%

6,000	Aegon N.V., Series 1	4.000%	A-	41,700
9,000	Aegon N.V.	6.875%	A-	79,110
1,420,300	Aegon N.V.	6.375%	A-	12,115,159
7,800	Aegon N.V.	7.250%	A-	79,014
4,733	AMBAC Financial Group Inc.	5.950%	A	23,665
232,113	Arch Capital Group Limited, Series B	7.875%	BBB-	4,282,485
392,973	Arch Capital Group Limited	8.000%	BBB-	7,977,352
656,000	Berkley WR Corporation, Capital Trust II	6.750%	BBB-	11,283,200
677,301	Delphi Financial Group, Inc.	8.000%	BBB+	10,816,497
32,500	Delphi Financial Group, Inc.	7.376%	BBB-	468,000
6,000,000	Everest Reinsurance Holdings, Inc.	6.600%	Baa1	3,511,686
199,472	EverestRe Capital Trust II	6.200%	Baa1	2,842,476
6,000	Financial Security Assurance Holdings	6.250%	AA-	31,320
1,368,300	Lincoln National Capital VI, Series F	6.750%	A-	21,755,970
123,700	Markel Corporation	7.500%	BBB	2,572,960
896,551	PartnerRe Limited, Series C	6.750%	BBB+	14,568,954
148,900	PLC Capital Trust III	7.500%	BBB+	1,950,590
14,000	PLC Capital Trust IV	7.250%	BBB+	190,400
9,800	PLC Capital Trust V	6.125%	BBB+	117,600
40,400	Protective Life Corporation	7.250%	BBB	561,560
331,400	Prudential Financial Inc.	9.000%	A-	7,506,210
37,282	Prudential PLC	6.750%	A-	393,325
131,000	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	1,997,750
38,600	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	480,570

	Total Insurance			105,647,553

	IT Services – 0.0%

1,700	Vertex Industries Inc. (PPLUS)	7.625%	A	37,400

	Media – 3.7%

29,700	CBS Corporation	7.250%	BBB	501,930
535,021	CBS Corporation	6.750%	BBB	8,554,986
1,038,100	Comcast Corporation	7.000%	BBB+	19,921,139
12,400	Comcast Corporation	6.625%	Baa2	219,480
651,800	Viacom Inc.	6.850%	BBB	11,667,220

	Total Media			40,864,755

	Oil, Gas & Consumable Fuels – 1.2%

630,000	Nexen Inc.	7.350%	Baa3	12,789,000

	Pharmaceuticals – 0.1%

49,700	Bristol Myers Squibb Company (CORTS)	6.250%	A+	1,080,975

	Real Estate – 10.4%

9,100	BRE Properties, Series D	6.750%	BBB-	162,162
100,300	Developers Diversified Realty Corporation, Series G	8.000%	BBB-	1,645,923
1,260,945	Developers Diversified Realty Corporation, Series H	7.375%	BBB-	17,728,887
5,000	Duke Realty Corporation, Series K	6.500%	BBB	70,000
128,700	Duke Realty Corporation, Series L	6.600%	BBB	1,987,128
23,400	Duke Realty Corporation, Series N	7.250%	BBB-	345,852
431,277	Duke Realty Corporation, Series O	8.375%	BBB-	7,974,312
96,000	Duke-Weeks Realty Corporation	6.625%	Baa2	1,346,880
165,415	Equity Residential Properties Trust, Series N	6.480%	BBB	3,129,652
4,700	First Industrial Realty Trust, Inc., Series J	7.250%	Baa3	78,490
401,683	HRPT Properties Trust, Series B	8.750%	BBB-	6,868,779
533,900	HRPT Properties Trust, Series C	7.125%	BBB-	8,675,875
610,528	Kimco Realty Corporation, Series G	7.750%	BBB+	12,460,876
3,997	Prologis Trust, Series C	8.540%	BBB	212,216
55,275	Prologis Trust, Series G	6.750%	BBB-	945,203
4,800	PS Business Parks, Inc., Series I	6.875%	BBB-	74,880
700	PS Business Parks, Inc., Series K	7.950%	Baa3	14,770
243,000	PS Business Parks, Inc., Series L	7.600%	BBB-	4,617,000
131,900	PS Business Parks, Inc., Series O	7.375%	Baa3	2,214,601
412,488	PS Business Parks, Inc.	7.000%	BB+	7,169,041
59,900	Public Storage, Inc., Series C	6.600%	BBB	1,008,716
149,000	Public Storage, Inc., Series E	6.750%	BBB+	2,525,550
22,100	Public Storage, Inc., Series F	6.450%	BBB	352,274
27,011	Public Storage, Inc., Series H	6.950%	BBB+	475,123
12,800	Public Storage, Inc., Series K	7.250%	BBB+	238,720
182,379	Public Storage, Inc., Series M	6.625%	BBB	3,191,633
31,200	Public Storage, Inc., Series V	7.500%	BBB	607,776
238,106	Public Storage, Inc.	6.750%	Baa1	4,114,472
33,403	Realty Income Corporation	6.750%	Baa2	626,306
136,189	Regency Centers Corporation	7.450%	BBB	2,523,582
1,554,834	Wachovia Preferred Funding Corporation	7.250%	A2	14,444,408
234,001	Weingarten Realty Investors Series F	6.500%	Baa2	4,212,018
126,800	Weingarten Realty Trust, Series E	6.950%	A-	2,358,480

	Total Real Estate			114,401,585

	Thrifts & Mortgage Finance – 0.9%

66,100	Countrywide Capital III	8.050%	Aa3	787,251
510,297	Countrywide Capital Trust IV	6.750%	Aa3	4,541,643
508,903	Countrywide Capital Trust V	7.000%	A+	4,045,779
4,174	Harris Preferred Capital Corporation, Series A	7.375%	A1	69,956

	Total Thrifts & Mortgage Finance			9,444,629

	Wireless Telecommunication Services – 0.1%

46,800	United States Cellular Corporation	8.750%	Baa2	837,718

	Total $25 Par (or similar) Preferred Securities (cost $822,219,814)			514,457,498

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (4)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 17.0% (10.2% of Total Investments) (5)

	Aerospace & Defense – 0.1%

$574	DAE Aviation Holdings, Inc., Term Loan B-1	7.151%	7/31/14	BB-	$534,256
568	DAE Aviation Holdings, Inc., Term Loan B-2	6.550%	7/31/14	BB-	528,000

1,142	Total Aerospace & Defense				1,062,256

	Airlines – 0.3%

2,504	ACTS Aero Technical Support & Services Inc., Term Loan	6.041%	10/16/14	B-	1,552,261
985	American Airlines, Inc., Term Loan	5.242%	12/17/10	BB-	872,000
1,975	Delta Air Lines, Inc., Term Loan	6.954%	4/30/14	B	1,398,300

5,464	Total Airlines				3,822,561

	Building Products – 0.5%

3,550	Building Materials Corporation of America, Term Loan	5.563%	2/22/14	B+	2,804,342
976	Stile Acquisition Corporation, Canadian Term Loan	6.500%	4/05/13	B	764,365
986	Stile Acquisition Corporation, Term Loan B	6.000%	4/05/13	B	771,795
980	TFS Acquisition, Term Loan	7.262%	8/11/13	B+	921,200

6,492	Total Building Products				5,261,702

	Chemicals – 0.6%

1,980	Celanese US Holdings LLC, Term Loan	4.283%	4/02/14	BB+	1,799,774
1,656	Georgia Gulf Corporation, Term Loan	2.500%	10/03/13	Ba3	1,485,945
2,970	Hercules Offshore, Inc., Term Loan	4.550%	7/11/13	BB	2,836,350

6,606	Total Chemicals				6,122,069

	Commercial Services & Supplies – 0.3%

213	Aramark Corporation, Letter of Credit	4.801%	1/24/14	BB	185,036
3,349	Aramark Corporation, Term Loan	5.637%	1/24/14	BB	2,912,589

3,562	Total Commercial Services & Supplies				3,097,625

	Communications Equipment – 0.2%

1,791	CommScope Inc., Term Loan B	6.189%	12/26/14	BB-	1,674,564

	Diversified Consumer Services – 0.4%

258	Laureate Education, Inc., Delayed Term Loan	6.438%	8/17/14	B1	226,452
1,725	Laureate Education, Inc., Term Loan B	6.438%	8/17/14	B1	1,513,263
2,970	Thomson Learning Center, Term Loan	6.200%	7/05/14	B+	2,442,825

4,953	Total Diversified Consumer Services				4,182,540

	Diversified Telecommunication Services – 0.1%

498	Intelsat, Tranche B2-A	5.288%	1/03/14	BB-	454,400
498	Intelsat, Tranche B2-B	5.288%	1/03/14	BB-	454,263
498	Intelsat, Tranche B2-C	5.288%	1/03/14	BB-	454,263

1,494	Total Diversified Telecommunication Services				1,362,926

	Electric Utilities – 0.9%

5,211	Calpine Corporation, DIP Term Loan	6.645%	3/31/14	B+	4,451,383
3,960	TXU Corporation, Term Loan B-2	6.280%	10/10/14	Ba3	3,355,393
1,980	TXU Corporation, Term Loan B-2	6.228%	10/10/14	Ba3	1,680,525

11,151	Total Electric Utilities				9,487,301

	Electrical Equipment – 0.1%

1,709	Allison Transmission Holdings, Inc., Term Loan	5.377%	8/07/14	BB-	1,419,924

	Energy Equipment & Services – 0.2%

2,383	PGS Finance, Inc., Term Loan	5.510%	6/29/15	Ba2	2,293,958

	Health Care Equipment & Supplies – 0.5%

72	Bausch & Lomb, Delayed Term Loan, (6)	4.707%	4/24/15	BB-	63,700
476	Bausch & Lomb, Term Loan	7.012%	4/24/15	BB-	443,449
5,940	Biomet, Inc., Term Loan	6.762%	3/24/15	BB-	5,487,075

6,488	Total Health Care Equipment & Supplies				5,994,224

	Health Care Providers & Services – 2.5%

457	Community Health Systems, Inc., Delayed Draw, Term Loan, (6), (7)	1.000%	7/25/14	Ba3	(54,891)
8,941	Community Health Systems, Inc., Term Loan	5.277%	7/25/14	BB	7,868,039
494	Concentra, Inc., Term Loan	6.020%	6/25/14	B+	399,938
1,742	HCA, Inc., Term Loan A	5.762%	11/18/12	BB	1,532,456
5,900	HCA, Inc., Term Loan	6.012%	11/18/13	BB	5,188,257
2,647	Health Management Associates, Inc., Term Loan	5.512%	2/28/14	BB-	2,242,973
714	IASIS Healthcare LLC, Delayed Term Loan	5.704%	3/14/14	Ba2	641,080
191	IASIS Healthcare LLC, Letter of Credit	3.604%	3/14/14	Ba2	171,383
2,062	IASIS Healthcare LLC, Term Loan	5.704%	3/14/14	Ba2	1,852,716
781	LifePoint Hospitals, Inc., Term Loan B	4.435%	4/18/12	Ba1	714,366
986	Select Medical Corporation, Term Loan B-2	5.723%	2/24/12	Ba2	870,756
1,835	Select Medical Corporation, Term Loan	4.871%	2/24/12	Ba2	1,621,111
345	Sun Healthcare Group, Inc., Delayed Term Loan	5.422%	4/12/14	Ba2	313,546
566	Sun Healthcare Group, Inc., Synthetic Letter of Credit	5.604%	4/19/14	Ba2	515,458
2,505	Sun Healthcare Group, Inc., Term Loan	4.804%	4/19/14	Ba2	2,279,668
985	Vanguard Health Holding Company II LLC, Replacement Term Loan	5.988%	9/23/11	Ba3	897,051

31,151	Total Health Care Providers & Services				27,053,907

	Hotels, Restaurants & Leisure – 1.1%

1,970	Cedar Fair LP, Term Loan	5.704%	8/30/12	BB	1,717,083
1,791	Harrah’s Operating Company, Inc., Term Loan B2	5.805%	1/28/15	BB	1,449,814
211	Isle of Capri Casinos, Inc., Delayed Term Loan A	5.512%	11/25/13	BB	170,947
280	Isle of Capri Casinos, Inc., Delayed Term Loan B	5.512%	11/25/13	BB	226,781
700	Isle of Capri Casinos, Inc., Delayed Term Loan	5.512%	11/25/13	BB	566,952
990	Orbitz Worldwide, Inc., Term Loan	6.583%	7/25/14	BB-	716,100
1,985	Travelport LLC, Delayed Term Loan	5.954%	8/23/13	BB-	1,613,744
134	Travelport LLC, Letter of Credit	6.012%	8/23/13	BB-	108,093
669	Travelport LLC, Term Loan	6.012%	8/23/13	BB-	538,714
1,197	Venetian Casino Resort LLC, Delayed Term Loan	5.520%	5/23/14	BB-	911,216
4,740	Venetian Casino Resort LLC, Term Loan	5.520%	5/23/14	BB-	3,608,325
899	Wintergames Holdings, Term Loan	6.960%	10/23/08	N/R	854,433

15,566	Total Hotels, Restaurants & Leisure				12,482,202

	Independent Power Producers & Energy Traders – 0.4%

1,557	NRG Energy, Inc. Credit-Linked Deposit	2.701%	2/01/13	Ba1	1,376,057
3,170	NRG Energy, Inc., Term Loan	5.262%	2/01/13	Ba1	2,800,913

4,727	Total Independent Power Producers & Energy Traders				4,176,970

	Insurance – 0.3%

3,956	Conseco, Inc., Term Loan	5.709%	10/10/13	B+	2,977,135

	Internet Software & Services – 0.1%

1,000	Sabre, Inc., Term Loan	5.165%	9/30/14	B+	680,000

	IT Services – 0.4%

3,960	First Data Corporation, Term Loan B-1	5.963%	9/24/14	BB-	3,394,051
614	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	7.520%	7/28/12	B+	476,625
1,177	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	6.520%	7/30/12	B+	867,940

5,751	Total IT Services				4,738,616

	Leisure Equipment & Products – 0.4%

584	Herbst Gaming, Inc., Delayed Term Loan	10.500%	12/02/11	CCC-	365,057
672	Herbst Gaming, Inc., Term Loan	10.500%	12/02/11	CCC-	420,153
6,000	Wimar OpCo LLC, Term Loan, (8)	8.250%	1/03/12	N/R	4,089,000

7,256	Total Leisure Equipment & Products				4,874,210

	Machinery – 0.4%

4,489	LyondellBasell Finance Company, Term Loan B2	7.000%	12/22/14	Ba2	3,274,294
1,780	Oshkosh Truck Corporation, Term Loan	4.322%	12/06/13	BB+	1,542,878

6,269	Total Machinery				4,817,172

	Media – 3.0%

5,729	Cequel Communications LLC, Term Loan B	4.792%	11/05/13	BB-	4,998,439
4,044	Charter Communications Operating Holdings LLC, Term Loan	4.800%	3/06/14	B+	3,230,494
2,500	Citadel Broadcasting Corporation, Term Loan	5.335%	6/12/14	BB-	1,856,250
3,541	Discovery Communications LLC, Term Loan	5.762%	5/14/14	BB+	3,308,608
1,975	Gray Television, Inc., Term Loan B	4.290%	12/31/14	B	1,540,590
987	Idearc, Inc., Term Loan	5.767%	11/17/14	BB	583,575
1,975	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	7.012%	4/08/12	Ba3	1,409,924
3,930	Neilsen Finance LLC, Term Loan	4.803%	8/09/13	Ba3	3,411,135
942	Philadelphia Newspapers, Term Loan	9.500%	6/29/13	B2	452,013
1,970	Readers Digest Association, Inc., Term Loan	4.706%	3/02/14	B1	1,418,400
5,925	Tribune Company, Term Loan B	5.786%	6/04/14	B	3,155,063
1,256	Tribune Company, Term Loan X	5.541%	6/04/09	B	1,161,448
8,000	Univision Communications, Inc., Term Loan	5.121%	9/29/14	B1	5,188,000
409	Valassis Communications, Inc., Delayed Term Loan	5.520%	3/02/14	BB	360,121
1,234	Valassis Communications, Inc., Tranche B, Term Loan	5.520%	3/02/14	BB	1,086,082

44,417	Total Media				33,160,142

	Metals & Mining – 0.1%

1,193	John Maneely Company, Term Loan	6.043%	12/08/13	B+	1,147,081

	Oil, Gas & Consumable Fuels – 0.7%

2,985	CCS Income Trust, Term Loan	6.704%	11/14/14	BB-	2,567,068
2,000	Venoco, Inc., Term Loan	6.813%	9/20/11	B	1,850,000
3,582	Western Refining, Inc., Term Loan	7.750%	5/30/14	BB-	3,066,076

8,567	Total Oil, Gas & Consumable Fuels				7,483,144

	Paper & Forest Products – 0.3%

3,788	Georgia-Pacific Corporation, Term Loan B	4.694%	12/21/12	BB+	3,356,712

	Pharmaceuticals – 0.2%

2,000	Royalty Pharma Finance Trust, Unsecured Term Loan	7.750%	5/21/15	Baa3	1,880,000

	Real Estate Management & Development – 0.3%

880	LNR Property Corporation, Term Loan B	6.040%	7/12/11	BB	577,867
3,950	Realogy Corporation, Delayed Term Loan	5.784%	10/10/13	B+	2,950,231

4,830	Total Real Estate Management & Development				3,528,098

	Road & Rail – 0.4%

6,419	Swift Transportation Company, Inc., Term Loan	6.063%	5/10/14	B+	4,188,140

	Software – 0.2%

2,527	Dealer Computer Services, Inc., Term Loan	5.704%	10/26/12	BB	2,245,503

	Specialty Retail – 1.3%

3,716	Blockbuster, Inc., Tranche B, Term Loan	6.684%	8/20/11	B1	3,298,108
6,416	Burlington Coat Factory Warehouse Corporation, Term Loan	5.060%	5/28/13	B2	4,478,287
3,433	Michaels Stores, Inc., Term Loan	4.863%	10/31/13	B	2,538,094
1,500	TRU 2005 RE Holding Co I LLC, Term Loan	5.486%	12/08/08	B3	1,317,000
3,600	Toys R Us – Delaware, Inc., Term Loan B	7.059%	7/19/12	BB-	3,182,400

18,665	Total Specialty Retail				14,813,889

	Wireless Telecommunication Services – 0.7%

6,000	Asurion Corporation, Term Loan	5.735%	7/03/14	B1	5,253,750
1,974	Cricket Communications, Inc., Term Loan	7.262%	6/17/13	Ba2	1,890,823

7,974	Total Wireless Telecommunication Services				7,144,573

$229,291	Total Variable Rate Senior Loan Interests (cost $221,815,475)				186,529,144

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 10.3% (6.2% of Total Investments)

	Aerospace & Defense – 0.2%

$300	Alliant Techsystems, Inc., Convertible Bonds	2.750%	9/15/11	BB-	$331,125
300	Alliant Techsystems, Inc., Convertible Bonds	2.750%	2/15/24	BB-	366,750
400	DRS Technologies, Inc., Convertible Bonds, 144A	2.000%	2/01/26	BB-	535,000
850	L-3 Communications Corporation, Convertible Bond	3.000%	8/01/35	BB+	931,813

1,850	Total Aerospace & Defense				2,164,688

	Airlines – 0.2%

3,375	JetBlue Airways Corporation	3.750%	3/15/35	CCC	2,497,500

	Auto Components – 0.1%

1,200	Magna International Inc., Class A	6.500%	3/31/10	N/R	1,133,080

	Beverages – 0.1%

450	Molson Coors Brewing Company, Senior Convertible Notes	2.500%	7/30/13	BBB	488,813

	Biotechnology – 0.3%

1,850	Amgen Inc., 144A	0.125%	2/01/11	A+	1,704,313
1,550	Amgen Inc.	0.375%	2/01/13	A+	1,402,750
550	Invitrogen Corporation	2.000%	8/01/23	BB+	646,938

3,950	Total Biotechnology				3,754,001

	Capital Markets – 0.1%

350	BlackRock Inc.	2.625%	2/15/35	AA-	676,813

	Commercial Banks – 0.1%

750	National City Corporation, Convertible Senior Notes	4.000%	2/01/11	A-	352,500
750	U.S. Bancorp, Convertible Bonds, Floating Rate	1.356%	12/11/35	AA	771,750

1,500	Total Commercial Banks				1,124,250

	Commercial Services & Supplies – 0.4%

5,063	Allied Waste Industries Inc., Convertible Debentures	4.250%	4/15/34	B+	4,771,878

	Communications Equipment – 0.3%

800	Ciena Corporation, Convertible Bond	0.875%	6/15/17	B+	400,000
300	CommScope Inc.	1.000%	3/15/24	B	480,375
1,450	Lucent Technologies Inc., Series B	2.875%	6/15/25	BB-	1,013,188
1,050	Lucent Technologies Inc.	2.875%	6/15/23	BB-	924,000
600	Nortel Networks Corp.	1.750%	4/15/12	B-	309,000
400	Nortel Networks Corp.	1.750%	4/15/12	B-	206,000
850	Nortel Networks Corp.	2.125%	4/15/14	B-	411,188

5,450	Total Communications Equipment				3,743,751

	Computers & Peripherals – 0.3%

1,750	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/11	A-	1,743,438
700	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/13	A-	683,375
400	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/13	A-	390,500
800	Sandisk Corporation, Convertible Bond	1.000%	5/15/13	B+	639,000

3,650	Total Computers & Peripherals				3,456,313

	Construction & Engineering – 0.1%

250	Fluor Corporation, Convertible Bonds	1.500%	2/15/24	A3	499,063
400	Quanta Services, Inc., Convertible Bonds	4.500%	10/01/23	BB	972,000

650	Total Construction & Engineering				1,471,063

	Containers & Packaging – 0.0%

500	Sealed Air Corporation, 144A	3.000%	6/30/33	BBB-	470,625

	Diversified Financial Services – 0.1%

250	Leucadia National Corporation, Convertible Bonds	3.750%	4/15/14	BB-	520,313
600	NASDAQ Stock Market Inc., Convertible Bond	2.500%	8/15/13	BB+	517,500

850	Total Diversified Financial Services				1,037,813

	Diversified Telecommunication Services – 0.1%

900	Qwest Communications International Inc., Convertible Bond	3.500%	11/15/25	B+	768,375

	Electric Utilities – 0.0%

400	Covanta Holding Corporation, Convertible Bonds	1.000%	2/01/27	B1	385,000

	Electrical Equipment – 0.1%

600	General Cable Corporation, Convertible Bonds	1.000%	10/15/12	B+	465,000

	Electronic Equipment & Instruments – 0.1%

400	Anixter International Inc., Convertible Bond	0.000%	7/07/33	BB-	363,000
300	Itron Inc.	2.500%	8/01/26	B-	429,375

700	Total Electronic Equipment & Instruments				792,375

	Energy Equipment & Services – 0.8%

400	Cooper Cameron Corporation	1.500%	5/15/24	BBB+	895,000
1,750	Nabors Industries Inc., Convertible Bond Series 144A	0.940%	5/15/11	BBB+	1,579,375
450	Nabors Industries Inc., Convertible Bond Series 144A	0.940%	5/15/11	BBB+	406,125
300	Schlumberger Limited	2.125%	6/01/23	A+	588,750
400	SESI LLC, Convertible Bond, 144A	1.500%	12/15/26	BB+	351,000
1,000	Transocean Inc., Convertible Bond	1.625%	12/15/37	BBB+	947,500
2,550	Transocean Inc.	1.500%	12/15/37	BBB+	2,349,188
1,450	Transocean Inc.	1.500%	12/15/37	BBB+	1,319,500

8,300	Total Energy Equipment & Services				8,436,438

	Food Products – 0.1%

400	Archer Daniels Midland Company, Convertible Bonds	0.875%	2/15/14	A	325,500
400	Archer Daniels Midland Company, Convertible Bonds	0.875%	2/15/14	A	325,500
350	Smithfield Foods Inc., Convertible Bond	4.000%	6/30/13	BB-	297,063

1,150	Total Food Products				948,063

	Health Care Equipment & Supplies – 0.3%

483	Advanced Medical Optics	2.500%	7/15/24	B-	431,681
750	Advanced Medical Optics	3.250%	8/01/26	B-	493,125
450	American Medical Systems Holdings, Convertible Bond	3.250%	7/01/36	B	458,438
250	Beckman Coulter Inc., Convertible Bonds, 144A	2.500%	12/15/36	BBB	274,688
1,600	Hologic Inc.	2.000%	12/15/37	B+	1,188,000
450	Kinetic Concepts Inc., Convertible Bond	3.250%	4/15/15	B+	344,813
500	Saint Jude Medical, Inc., Convertible Bonds	1.220%	12/15/08	A-	498,750

4,483	Total Health Care Equipment & Supplies				3,689,495

	Health Care Providers & Services – 0.7%

550	Laboratory Corporation of America Holdings	0.000%	9/11/21	BBB-	508,750
350	LifePoint Hospitals Inc., Convertible Bond	3.250%	8/15/25	B1	295,750
550	Lifepoint Hospitals, Inc., Convertible Bonds	3.500%	5/15/14	B	452,375
8,915	Omnicare, Inc.	3.250%	12/15/35	B+	5,883,900
300	Saint Jude Medical, Inc., Convertible Bonds	1.220%	12/15/08	A-	299,250

10,665	Total Health Care Providers & Services				7,440,025

	Hotels, Restaurants & Leisure – 0.3%

850	Carnival Corporation	2.000%	4/15/21	A-	875,500
650	International Game Technology	2.600%	12/15/36	BBB	611,000
1,300	Punch Taverns Corporation, Convertible Bonds	5.000%	12/14/10	N/R	1,825,619

2,800	Total Hotels, Restaurants & Leisure				3,312,119

	Insurance – 0.5%

5,100	Prudential Financial Inc., Convertible Bond	0.417%	12/12/36	A+	5,015,850

	Internet & Catalog Retail – 0.1%

200	Priceline.com, Inc., Convertible Bonds	0.500%	9/30/11	BB-	338,250
250	Priceline.com, Inc., Convertible Bonds	0.750%	9/30/13	BB-	422,500

450	Total Internet & Catalog Retail				760,750

	IT Services – 0.1%

850	Electronic Data Systems Corporation, Convertible Bonds	3.875%	7/15/23	A	824,500

	Leisure Equipment & Products – 0.0%

400	Eastman Kodak Company	3.375%	10/15/33	B	375,500

	Life Sciences Tools & Services – 0.1%

350	Apogent Technologies, Inc., Convertible Bonds	1.566%	12/15/33	BBB+	675,850
250	Charles River Laboratories International, Inc.	2.250%	6/15/13	BB+	308,125
250	Fisher Scientific International, Inc., Convertible Bonds	2.500%	10/01/23	BBB+	582,500

850	Total Life Sciences Tools & Services				1,566,475

	Machinery – 0.2%

150	AGCO Corporation, Series B	1.750%	12/31/33	BB	292,313
900	Danaher Corporation, Convertible Bonds	0.000%	1/22/21	A+	916,875
700	Trinity Industries Inc., Convertible Bonds	3.875%	6/01/36	Ba2	511,000

1,750	Total Machinery				1,720,188

	Marine – 0.1%

600	Horizon Lines Inc., Convertible Bonds	4.250%	8/15/12	B	455,250

	Media – 1.0%

300	ELF Special Financing Limited, Convertible Bonds, 144A	6.316%	6/15/09	Ba3	317,469
800	ELF Special Financing Limited, Convertible Bonds, 144A	3.169%	6/15/09	Ba3	802,656
2,400	Getty Images, Inc., Convertible Bonds, (9)	0.500%	6/09/23	Ba2	2,400,000
400	Hasbro Inc.	2.750%	12/01/21	BBB	646,000
350	Interpublic Group Companies Inc., Convertible Notes	4.750%	3/15/23	Ba3	343,438
400	Interpublic Group Companies Inc., Convertible Notes	4.250%	3/15/23	Ba3	372,000
50	Interpublic Group Companies Inc., Convertible Notes	4.250%	3/15/23	Ba3	46,500
1,450	Liberty Media Corporation Convertible Bonds	3.750%	2/15/30	BB+	659,750
950	Liberty Media Corporation, Senior Debentures Exchangeable for Motorola Common Stock	3.500%	1/15/31	BB+	355,830
500	Liberty Media Corporation, Senior Debentures, Exchangeable for Class B Viacom Common Stock	3.250%	3/15/31	BB+	237,500
1,100	Liberty Media Corporation, Senior Debentures, Exchangeable for PCS Common Stock, Series 1	4.000%	11/15/29	BB+	587,125
1,400	Liberty Media Corporation	0.750%	3/30/23	BB+	1,282,750
1,100	Omnicom Group, Inc.	0.000%	7/31/32	Baa1	1,042,250
750	Omnicom Group, Inc.	0.000%	7/01/38	A-	687,188
1,200	Omnicom Group, Inc.	0.000%	2/07/31	A-	1,174,500
400	Sinclair Broadcast Group, Inc., Convertible Bonds	3.000%	5/15/27	B	340,000

13,550	Total Media				11,294,956

	Metals & Mining – 0.5%

4,890	Coeur d’Alene Mines Corporation, Convertible Bond	1.250%	1/15/24	B-	3,575,813
3,000	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/R	982,500
50	Newmont Mining Corp., Senior Convertible Note	1.625%	7/15/17	BBB+	51,000
900	Newmont Mining Corporation	1.625%	7/15/17	BBB+	918,000

8,840	Total Metals & Mining				5,527,313

	Multiline Retail – 0.0%

350	Saks, Inc., Convertible Bonds	2.000%	3/15/24	BB-	325,938

	Oil, Gas & Consumable Fuels – 0.5%

250	Alpha Natural Resources Inc., Convertible Bond	2.375%	4/15/15	B	269,375
950	Chesapeake Energy Corporation, 144A	2.750%	11/15/35	BB	1,023,625
1,200	Chesapeake Energy Corporation, Convertible Bonds	2.500%	5/15/37	BB	1,153,500
650	Chesapeake Energy Corporation, Convertible Bonds	2.250%	12/15/38	BB	450,125
600	Massey Energy Company, Convertible Bond	3.250%	8/01/15	BB-	418,500
700	Peabody Energy Corp., Convertible Bond	4.750%	12/15/66	Ba3	634,375
450	Pioneer Natural Resources Company, Convertible Bond	2.875%	1/15/38	BB+	476,438
1,550	USEC Inc., Convertible Bond	3.000%	10/01/14	CCC	887,375

6,350	Total Oil, Gas & Consumable Fuels				5,313,313

	Pharmaceuticals – 0.4%

950	Allergan Inc., Convertible Bond	1.500%	4/01/26	A	988,000
900	Myland Labs, Inc., Convertible Bonds	1.250%	3/15/12	B+	696,375
750	Watson Pharmaceuticals Inc., Convertible Bond	1.750%	3/15/23	BB+	703,125
1,600	Wyeth, Convertible Bond	2.621%	1/15/24	A+	1,563,680

4,200	Total Pharmaceuticals				3,951,180

	Real Estate – 1.0%

1,450	Boston Properties Limited Partnership, Convertible Bonds, 144A	2.875%	2/15/37	A-	1,263,313
300	Brandywine Operating Partnership, Convertible Bonds	3.875%	10/15/26	BBB-	247,500
750	BRE Properties Inc., Convertible Bond	4.125%	8/15/26	BBB	654,375
750	Developers Diversified Realty Corporation, Convertible Bonds	3.000%	3/15/12	N/R	595,313
700	Duke Realty Corporation, Series D	3.750%	12/01/11	BBB+	608,125
450	Health Care REIT, Inc., Convertible Bonds	4.750%	12/01/26	Baa2	517,500
800	Hospitality Properties Trust, Convertible Bonds	3.800%	3/15/27	BBB	618,000
450	Host Marriot LP, Convertible Bonds, 144A	3.250%	4/15/24	Ba1	443,813
1,800	Prologis, Convertible Bonds, 144A	2.250%	4/01/37	BBB+	1,379,250
1,250	Prologis, Convertible Bonds, 144A	1.875%	11/15/37	BBB+	878,125
400	Ventas Inc., Convertible Bond	3.875%	11/15/11	BBB-	456,000
2,200	Vornado Realty Trust, Convertible Bonds	2.850%	4/01/27	BBB	1,782,000
900	Vornado Realty, Convertible Bond	3.875%	4/15/25	BBB	961,875
650	Weingarten Realty Investment Trust, Convertible Bonds	3.950%	8/01/26	BBB+	574,438

12,850	Total Real Estate				10,979,627

	Semiconductors & Equipment – 0.6%

1,050	Advanced Micro Devices Inc., Convertible Bond	5.750%	8/15/12	B	603,750
1,150	Advanced Micro Devices, Inc., Convertible Bonds	5.750%	8/15/12	B	661,250
1,600	Intel Corporation, Convertible Bond	2.950%	12/15/35	A-	1,406,000
2,050	Micron Technology, Inc.	1.875%	6/01/14	BB-	1,019,875
600	ON Semiconductor Corporation	2.625%	12/15/26	B+	516,000
3,500	Qimonda Finance LLC, Convertible Bond	6.750%	3/22/13	N/R	1,876,875
450	Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB	375,750

10,400	Total Semiconductors & Equipment				6,459,500

	Software – 0.1%

550	Amdocs Limited	0.500%	3/15/24	BBB	537,625
350	Computer Associates International Inc., Convertible Bond, Series 144A	1.625%	12/15/09	BB+	368,375
450	Red Hat Inc., Convertible Bond	0.500%	1/15/24	BB-	438,750

1,350	Total Software				1,344,750

	Specialty Retail – 0.2%

600	Best Buy Co., Inc.	2.250%	1/15/22	BBB-	589,500
450	Charming Shoppes Inc., Convertible Bond	1.125%	5/01/14	B-	271,688
750	TJX Companies, Inc.	0.000%	2/13/21	A-	755,625
600	United Auto Group, Inc., Convertible Bonds	3.500%	4/01/26	B	516,000

2,400	Total Specialty Retail				2,132,813

	Textiles, Apparel & Luxury Goods – 0.0%

400	Iconix Brand Group, Inc., Convertible Notes	1.875%	6/30/12	B	300,500

	Wireless Telecommunication Services – 0.1%

300	American Tower Corporation	3.000%	8/15/12	BB+	531,000
1,000	Nextel Communications, Inc., Convertible Senior Notes	5.250%	1/15/10	Baa3	942,486

1,300	Total Wireless Telecommunication Services				1,473,486

$130,826	Total Convertible Bonds (cost $131,514,487)				112,849,367

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 11.0% (6.6% of Total Investments)

	Aerospace & Defense – 0.1%

$1,000	Hexcel Corporation, Term Loan	6.750%	2/01/15	B+	$965,000

	Chemicals – 0.3%

1,000	Momentive Performance Materials	9.750%	12/01/14	B	795,000
3,000	Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	BB-	2,865,000

4,000	Total Chemicals				3,660,000

	Commercial Services & Supplies – 0.1%

1,200	Ticketmaster	10.750%	8/01/16	BB	1,134,000

	Containers & Packaging – 0.5%

3,000	Owens-Brockway Glass Containers, Guaranteed Senior Note	8.250%	5/15/13	BB	3,000,000
3,000	Owens-Illinois Inc.	7.500%	5/15/10	B+	2,985,000

6,000	Total Containers & Packaging				5,985,000

	Diversified Telecommunication Services – 0.1%

750	Syniverse Technologies Inc., Series B	7.750%	8/15/13	B	697,500

	Electric Utilities – 0.1%

1,000	Sierra Pacific Resources, Series 2006	6.750%	8/15/17	BB	919,159

	Energy Equipment & Services – 0.2%

2,500	Pride International Inc.	7.375%	7/15/14	BB+	2,400,000

	Food & Staples Retailing – 0.2%

2,000	Stater Brothers Holdings Inc.	8.125%	6/15/12	B+	1,970,000

	Food Products – 0.7%

4,110	Del Monte Corporation	8.625%	12/15/12	B+	4,089,450
1,096	Dole Foods Company	8.625%	5/01/09	B-	1,052,160
2,700	Dole Foods Company	8.750%	7/15/13	B-	2,389,500

7,906	Total Food Products				7,531,110

	Health Care Providers & Services – 0.4%

500	Biomet Inc.	10.000%	10/15/17	B-	512,500
1,700	HCA Inc.	9.125%	11/15/14	BB-	1,657,500
700	HCA Inc.	9.250%	11/15/16	BB-	682,500
1,800	Select Medical Corporation	8.449%	9/15/15	CCC+	1,476,000

4,700	Total Health Care Providers & Services				4,328,500

	Hotels, Restaurants & Leisure – 1.4%

1,875	Boyd Gaming Corporation	7.750%	12/15/12	BB	1,659,375
1,650	Jacobs Entertainment Inc.	9.750%	6/15/14	B	1,113,750
2,000	Landry’s Restaurants Inc.	9.500%	12/15/14	B3	1,820,000
1,000	Park Place Entertainment	7.875%	3/15/10	B-	782,500
2,000	Pinnacle Entertainment Inc.	8.250%	3/15/12	B+	1,942,500
3,000	Pinnacle Entertainment Inc.	8.750%	10/01/13	B+	2,887,500
1,750	Seminole Hard Rock Entertainment, Inc.	5.314%	3/15/14	BB	1,321,250
4,000	Universal City Development Partners	11.750%	4/01/10	B+	3,875,000

17,275	Total Hotels, Restaurants & Leisure				15,401,875

	Independent Power Producers & Energy Traders – 0.1%

500	Mirant North America LLC	7.375%	12/31/13	B1	472,500
600	NRG Energy Inc.	7.250%	2/01/14	B1	558,000
600	NRG Energy Inc.	7.375%	2/01/16	B1	541,500

1,700	Total Independent Power Producers & Energy Traders				1,572,000

	IT Services – 0.8%

3,500	First Data Corporation	9.875%	9/24/15	B	2,751,875
1,950	Global Cash Access LLC	8.750%	3/15/12	B	1,725,750
4,750	Sungard Data Systems Inc.	9.125%	8/15/13	B	4,298,750

10,200	Total IT Services				8,776,375

	Machinery – 0.2%

3,000	Greenbrier Companies, Inc.	8.375%	5/15/15	B	2,595,000

	Media – 1.8%

6,900	Allbritton Communications Company, Series B	7.750%	12/15/12	B+	5,934,000
2,000	AMC Entertainment Inc.	8.000%	3/01/14	B2	1,730,000
5,000	Cablevision Systems Corporation, Series B	8.125%	8/15/09	BB	4,962,500
2,000	Cablevision Systems Corporation	8.125%	7/15/09	BB	1,985,000
2,198	Dex Media West LLC	9.875%	8/15/13	B+	1,368,255
4,000	Medianews Group Inc.	6.375%	4/01/14	Caa2	1,220,000
4,000	R.H. Donnelley Corporation	8.875%	10/15/17	B-	1,380,000
3,500	Young Broadcasting Inc., Senior Subordinated Note	10.000%	3/01/11	CC	525,000
2,000	Young Broadcasting Inc.	8.750%	1/15/14	CC	300,000

31,598	Total Media				19,404,755

	Metals & Mining – 0.4%

5,200	MagIndustries Corporation	11.000%	12/14/12	N/R	4,857,466

	Multi-Utilities – 0.2%

2,400	Dynegy Holdings, Inc., Term Loan	8.375%	5/01/16	B	2,100,000
500	Northwestern Corporation	5.875%	11/01/14	A-	478,449

2,900	Total Multi-Utilities				2,578,449

	Oil, Gas & Consumable Fuels – 0.4%

600	Chaparral Energy Inc.	8.500%	12/01/15	B-	477,000
1,000	Hilcorp Energy I LP/Hilcorp Finance Company, Series 144A	7.750%	11/01/15	BB-	865,000
2,000	Premcor Refining Group Inc.	7.500%	6/15/15	BBB	1,909,038
3,000	SemGroup LP, 144A, (10)	8.750%	11/15/15	C	315,000
1,500	Whiting Petroleum Corporation	7.000%	2/01/14	BB-	1,282,500

8,100	Total Oil, Gas & Consumable Fuels				4,848,538

	Paper & Forest Products – 0.6%

5,000	Georgia-Pacific Corporation	8.125%	5/15/11	B+	4,975,000
2,000	Georgia-Pacific Corporation	7.700%	6/15/15	B+	1,840,000

7,000	Total Paper & Forest Products				6,815,000

	Personal Products – 0.1%

1,600	Prestige Brands Inc.	9.250%	4/15/12	B-	1,528,000

	Real Estate – 0.4%

3,000	Felcor Lodging Trust Inc., 144A	4.803%	12/01/11	Ba3	2,415,000
1,000	Trustreet Properties, Inc., (11)	7.500%	4/01/15	AAA	1,003,548
500	Ventas Realty LP, Series WI	7.125%	6/01/15	BBB-	498,750

4,500	Total Real Estate				3,917,298

	Semiconductors & Equipment – 0.4%

2,400	Avago Technologies Finance Pte Limited	10.125%	12/01/13	BB-	2,436,000
2,000	NXP BV	5.541%	10/15/13	B	1,327,500

4,400	Total Semiconductors & Equipment				3,763,500

	Software – 0.3%

3,250	Telcorida Technologies, Inc.	6.566%	7/15/12	B	2,746,250

	Specialty Retail – 0.7%

1,000	Quiksilver Inc.	6.875%	4/15/15	B1	695,000
7,000	Warnaco Inc., Senior Notes	8.875%	6/15/13	BB+	7,087,500

8,000	Total Specialty Retail				7,782,500

	Textiles, Apparel & Luxury Goods – 0.4%

4,000	Jostens IH Corporation	7.625%	10/01/12	B+	3,690,000

	Wireless Telecommunication Services – 0.1%

1,500	IPCS, Inc.	4.926%	5/01/13	B1	1,230,000

$145,279	Total Corporate Bonds (cost $146,743,357)				121,097,275

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Capital Preferred Securities – 30.0% (18.1% of Total Investments)

	Capital Markets – 3.1%

19,750	C.A. Preferred Funding Trust	7.000%	1/30/49	Aa3	$12,487,649
12,400	Dresdner Funding Trust I, 144A	8.151%	6/30/31	A2	9,546,698
3,500	First Union Capital Trust II, Series A	7.950%	11/15/29	A2	2,188,603
4,300	JPM Chase Capital XXV	6.800%	10/01/37	Aa3	3,304,937
6,700	Kleinwort Benson Group PLC	3.392%	12/31/99	N/R	4,021,903
2,200	MUFG Capital Finance	4.850%	7/25/56	BBB+	2,037,746

	Total Capital Markets				33,587,536

	Commercial Banks – 17.7%

2,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	1,997,690
7,600	Abbey National Capital Trust I	8.963%	6/30/50	A+	8,155,545
41,600	AgFirst Farm Credit Bank	7.300%	12/15/53	A	33,886,154
13,070	Bank One Capital III	8.750%	9/01/30	Aa3	12,201,825
2,600	BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	Aa3	2,253,597
1,000	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	928,964
4,000	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	3,674,640
1,000	Barclays Bank PLC	7.434%	12/15/57	Aa3	815,579
2,500	BBVA International Unipersonal	5.919%	4/18/58	Aa3	1,887,298
5,750	First Empire Capital Trust I	8.234%	2/01/27	A3	5,370,052
4,250	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	3,389,350
22,600	HBOS PLC, Series 144A	6.413%	4/01/49	A1	12,775,192
1,000	HBOS PLC, Series 144A	6.657%	11/21/57	A1	566,794
14,000	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	13,830,460
15,905	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A1	15,898,956
4,000	KeyCorp Capital III	7.750%	7/15/29	A3	2,889,104
5,000	Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	3,366,395
4,000	Mizuho Financial Group	8.375%	4/27/49	Aa3	3,440,060
10,000	North Fork Capital Trust II	8.000%	12/15/27	Baa1	8,521,850
6,000	Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	3,646,950
5,500	PNC Preferred Funding Trust III	8.700%	3/15/58	A-	4,912,028
2,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	1,672,640
4,200	Royal Bank of Scotland Group PLC	9.118%	3/31/49	A1	4,074,000
3,500	Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	1,795,938
3,100	Standard Chartered PLC, 144A	6.409%	1/30/57	BBB+	2,392,574
11,700	Standard Chartered PLC, 144A	7.014%	1/30/58	BBB+	9,867,546
14,700	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A1	14,416,584
15,290	Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A1	14,660,205
600	Union Bank of Norway	7.068%	11/19/49	A	788,256

	Total Commercial Banks				194,076,226

	Diversified Financial Services – 1.5%

4,800	Fulton Capital Trust I	6.290%	2/01/36	A3	2,325,048
23,600	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	14,396,000

	Total Diversified Financial Services				16,721,048

	Diversified Telecommunication Services – 1.7%

19	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	19,139,625

	Insurance – 5.4%

2,000	Allstate Corporation	6.500%	5/15/57	A2	1,257,618
10,000	American General Capital II	8.500%	7/01/30	A3	1,848,320
4,980	American General Institutional Capital, 144A	8.125%	3/15/46	A3	920,299
6,900	AXA SA, 144A	6.463%	12/14/49	BBB+	3,946,862
750	Great West Life and Annuity Insurance Company	7.153%	5/16/46	A-	604,234
7,000	Hartford Financial Services Group Inc.	8.125%	6/15/68	AAA	5,971,469
3,500	Liberty Mutual Group	7.800%	3/15/37	Baa3	2,118,064
6,000	MetLife Capital Trust X	9.250%	4/08/68	BBB+	5,709,000
1,550	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	975,812
4,000	Nationwide Financial Services Inc.	6.750%	5/15/67	Baa1	2,167,628
7,600	Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	5,790,622
3,800	Progressive Corporation	6.700%	6/15/67	A2	3,100,891
4,000	Prudential Financial Inc.	8.875%	6/15/68	A-	3,770,684
1,000	Prudential PLC	6.500%	6/29/49	A-	430,715
9,000	QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB	7,196,292
22,200	XL Capital, Limited	6.500%	10/15/57	BBB	13,116,337

	Total Insurance				58,924,847

	Real Estate – 0.0%

2,000	CBG Florida REIT Corporation	7.114%	11/15/49	BB+	544,320

	Road & Rail – 0.6%

7,600	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	6,238,262

	Thrifts & Mortgage Finance – 0.0%

14,890	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	C	93,063
632	Washington Mutual Preferred Funding Trust II	6.665%	3/15/57	C	3,946

	Total Thrifts & Mortgage Finance				97,009

	Total Capital Preferred Securities (cost $481,050,655)				329,328,873

Shares	Description (1)	Value

	Investment Companies – 1.7% (1.0% of Total Investments)

88,791	Blackrock Preferred and Corporate Income Strategies Fund	$740,517
731,736	Blackrock Preferred Income Strategies Fund	6,102,678
78,765	Blackrock Preferred Opportunity Trust	752,206
726,618	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	5,529,563
88,875	Flaherty and Crumrine/Claymore Total Return Fund Inc.	685,226
482,868	John Hancock Preferred Income Fund III	4,934,911

	Total Investment Companies (cost $44,112,065)	18,745,101

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 3.5% (2.1% of Total Investments)

$14,272	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/08, repurchase price $14,271,847, collateralized by $14,310,000 U.S. Treasury Notes, 4.750%, due 2/28/09, value $14,560,425	0.100%	10/01/08	$14,271,807
23,652	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/08, repurchase price $23,652,105, collateralized by: $80,000 U.S. Treasury Bonds, 8.125%, due 8/15/19, value $110,100, $5,805,000 U.S. Treasury Notes, 6.500%, due 2/15/10, value $6,233,119, $1,180,000 U.S. Treasury Notes, 4.625%, due 8/31/11, value $1,269,975, $6,755,000 U.S. Treasury Notes, 3.625%, due 10/31/09, value $6,999,869 and $9,420,000 U.S. Treasury Notes, 2.125%, due 1/31/10, value $9,514,200	0.100%	10/01/08	23,652,039

$37,924	Total Short-Term Investments (cost $37,923,846)			37,923,846

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (12)	Date	Price	Value

	Call Options Purchased – 0.0% (0.0% of Total Investments)

1,223	LM Ericsson Telephone Company	$ 2,751,750	1/17/09	$22.5	$61,150

	Total Call Options Purchased (cost $86,564)				61,150

	Total Investments (cost $2,508,460,153) – 166.1%				1,825,316,980

Shares	Description(1)				Value

	Common Stocks Sold Short – (1.1)%

	Chemicals – (0.2)%

(41,200)	Sigma–Aldrich Corporation				$(2,159,704)

	Health Care Equipment & Supplies – (0.3)%

(20,600)	C.R. Bard, Inc.				(1,954,322)
(9,000)	Chattem Inc., (2)				(703,620)

	Total Health Care Equipment & Supplies				(2,657,942)

	Pharmaceuticals – (0.4)%

(72,000)	Abbott Laboratories				(4,145,760)

	Specialty Retail – (0.2)%

(11,600)	Auto Zone, Inc., (2)				(1,430,744)
(37,100)	Urban Outfitters, Inc., (2)				(1,182,377)

	Total Speciality Retail				(2,613,121)

	Total Common Stocks Sold Short (proceeds $11,750,395)				(11,576,527)

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (12)	Date	Price	Value

	Call Options Written – (0.4)%

(1,703)	AbitibiBowater, Inc.	$ (2,128,750)	1/17/09	$12.5	$(25,545)
(3,777)	Allied Waste Industries	(3,777,000)	1/17/09	10.0	(802,612)
(2,143)	Allied Waste Industries	(2,678,750)	1/17/09	12.5	(128,580)
(538)	Ameren Corporation	(2,421,000)	12/20/08	45.0	(12,105)
(388)	Amgen, Inc.	(1,940,000)	1/17/09	50.0	(440,380)
(603)	Amgen, Inc.	(3,316,500)	1/17/09	55.0	(473,355)
(1,386)	AngloGold Ashanti Limited	(5,544,000)	1/17/09	40.0	(31,185)
(245)	Arch Coal Inc.	(1,225,000)	1/17/09	50.0	(36,750)
(221)	Arch Coal Inc.	(1,215,500)	1/17/09	55.0	(22,100)
(1,048)	AstraZeneca Group	(5,240,000)	1/17/09	50.0	(117,900)
(2,813)	Barrick Gold Corporation	(14,065,000)	1/17/09	50.0	(379,755)
(3,280)	BJ Services Company	(7,380,000)	1/17/09	22.5	(377,200)
(1,231)	BP Amoco, PLC	(8,617,000)	1/17/09	70.0	(24,620)
(655)	Cameco Corporation	(2,292,500)	1/17/09	35.0	(26,200)
(540)	Cameco Corporation	(1,620,000)	3/21/09	30.0	(74,250)
(285)	Chevron Corporation	(2,422,500)	1/17/09	85.0	(148,200)
(900)	eBay, Inc.	(2,700,000)	1/17/09	30.0	(25,650)
(1,430)	Gold Fields Limited	(2,145,000)	1/17/09	15.0	(64,350)
(430)	Health Net Inc.	(1,290,000)	10/18/08	30.0	(6,450)
(600)	Health Net Inc.	(1,500,000)	1/17/09	25.0	(114,000)
(1,460)	IdaCorp Inc.	(4,380,000)	11/22/08	30.0	(73,000)
(1,800)	Ivanhoe Mines Ltd.	(2,250,000)	1/17/09	12.5	(36,000)
(433)	KT Corporation	(974,250)	1/17/09	22.5	(36,805)
(1,223)	LM Ericsson Telephone Company	(2,751,750)	1/17/09	22.5	(12,230)
(650)	Microsoft Corporation	(1,950,000)	1/17/09	30.0	(53,300)
(2,536)	Newmont Mining Corporation	(12,680,000)	1/17/09	50.0	(381,668)
(865)	Nexen Inc.	(2,595,000)	1/07/09	30.0	(90,825)
(5,236)	Nippon Telegraph & Telephone Corporation	(13,090,000)	12/20/08	25.0	(196,350)
(870)	Royal Dutch Shell PLC	(6,525,000)	1/17/09	75.0	(87,000)
(1,888)	Smithfield Foods Inc.	(5,664,000)	1/17/09	30.0	(66,080)
(2,950)	Sprint Nextel Corporation	(2,360,000)	2/21/09	8.0	(147,500)
(670)	Tech Data Corporation	(2,680,000)	1/17/09	40.0	(13,400)
(143)	Technip S.A.	(858,000)	12/20/08	60.0	(1,812)
(5,094)	Tyson Foods Inc.	(7,641,000)	1/17/09	15.0	(331,110)
(1,699)	Tyson Foods Inc.	(2,973,250)	1/17/09	17.5	(33,980)
(540)	UBS AG	(1,620,000)	1/17/09	30.0	(17,550)
(580)	UBS AG	(2,320,000)	1/17/09	40.0	(11,600)

(52,853)	Total Call Options Written (cost $(14,922,275))	(146,830,750)			(4,921,397)

	Borrowings Payable – (36.7)% (14) (15)				(403,800,000)

	Other Assets Less Liabilities – 1.7%				18,797,481

	FundPreferred Shares, at Liquidation Value – (29.6)% (14)				(325,000,000)

	Net Assets Applicable to Common Shares – 100%				$1,098,816,537

	Interest Rate Swaps outstanding at September 30, 2008:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

JPMorgan Chase	$97,000,000	Receive	1-Month USD-LIBOR	3.360%	Monthly	1/23/09	$159,759

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Non-income producing.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating.

Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(5)
Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(6)	Position or portion of position represents an unfunded Senior Loan commitment outstanding at September 30, 2008. At September 30, 2008, the Fund had unfunded Senior Loan Commitments of $505,423.

(7)	Negative value represents unrealized depreciation on unfunded Senior Loan commitments outstanding at September 30, 2008.

(8)	At or subsequent to September 30, 2008, this issue was under the protection of the Federal Bankruptcy Court.

(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(10)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(11)	Portion of investment has been pledged to collateralize the net payment obligations under interest rate swap contracts.

(12)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(13)	Portion of investment has been pledged to collateralize the net payment obligations under call options written.

(14)	Borrowings and FundPreferred Shares, at Liquidation Value as a percentage of Total Investments are 22.1% and 17.8%, respectively.

(15)	The Fund may pledge up to 100% of its eligible securities in the Portfolio of Investments as collateral for Borrowings.

N/R	Not rated.

DD1	Investment or portion of investment purchased on a delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

CORTS	Corporate Backed Trust Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
     Level 1 – Quoted prices in active markets for identical securities.
     Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$921,558,404	$901,358,576	$2,400,000	$1,825,316,980
Derivatives*	-	159,759	-	159,759
Securities sold short	(11,576,527)	-	-	(11,576,527)
Call options written	(4,921,397)	-	-	(4,921,397)

Total	$905,060,480	$901,518,335	$2,400,000	$1,808,978,815

 * Represents net unrealized appreciation (depreciation).
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance as of December 31, 2007	$5,625,849
Gains (losses):
Net realized gains (losses)	798,463
Net change in unrealized appreciation (depreciation)	(419,288)
Net purchases at cost (sales at proceeds)	(1,194,674)
Net discounts (premiums)	47,116
Net transfers in to (out of) at end of period fair value	(2,457,466)

Balance as of September 30, 2008	$2,400,000

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, timing differences in the recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2008, the cost of investments (excluding proceeds received on securities sold short and call options written) was $2,529,789,257.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding proceeds received on securities sold short and call options written) at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$17,411,960
Depreciation	(721,884,237)

Net unrealized appreciation (depreciation) of investments	$(704,472,277)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Multi-Strategy Income and Growth Fund 2

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2008

*	Print the name and title of each signing officer under his or her signature.